Summary of Significant Accounting Policies - Impact on Industrial Activities of Revenue Recognition Standard on Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 2,554		$ 2,865	[1]	$ 2,768
Net cash used in investing activities	(1,920)		(1,869)	[1]	(1,656)
Net cash used in financing activities	(723)		(1,045)	[1]	(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents	(308)		395	[1]	(31)
Increase (decrease) in cash and cash equivalents	(397)		346	[1]	(457)
Cash and cash equivalents, beginning of year	6,200	[1]	5,854	[1]	6,311
Cash and cash equivalents, end of year	5,803		6,200	[1]	5,854	[1]
Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	1,783		2,791		1,948
Net cash used in investing activities	(448)		(1,825)		(988)
Net cash used in financing activities	(1,427)		(1,075)		(815)
Effect of foreign exchange rate changes on cash and cash equivalents	(256)		361		(62)
Increase (decrease) in cash and cash equivalents	(348)		252		83
Cash and cash equivalents, beginning of year	4,901		4,649		4,566
Cash and cash equivalents, end of year	4,553		4,901		4,649
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			2,015		2,108
Net cash used in investing activities			(932)		(921)
Net cash used in financing activities			(1,045)		(1,538)
Increase (decrease) in cash and cash equivalents			413		(367)
Cash and cash equivalents, beginning of year	5,430		5,017		5,384
Cash and cash equivalents, end of year			5,430		5,017
As Previously Reported | Industrial Activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			2,416		1,719
Net cash used in investing activities			(1,450)		(759)
Net cash used in financing activities			(1,075)		(815)
Effect of foreign exchange rate changes on cash and cash equivalents			361		(47)
Increase (decrease) in cash and cash equivalents			252		98
Cash and cash equivalents, beginning of year	4,901		4,649		4,551
Cash and cash equivalents, end of year			4,901		4,649
Adjustment Due to ASU 2017-07 | Industrial Activities | Adjustment Due to Adoption of New Accounting Pronouncements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			375		229
Net cash used in investing activities			(375)		(229)
Net cash used in financing activities			0		0
Effect of foreign exchange rate changes on cash and cash equivalents			0		(15)
Increase (decrease) in cash and cash equivalents			0		(15)
Cash and cash equivalents, beginning of year	$ 0		0		15
Cash and cash equivalents, end of year			$ 0		$ 0

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).